Supplemental information on oil and gas activities (Schedule of Standardized Measure of Discounted Future Net Cash Flows Related to Proved Oil and Gas Reserves) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Future cash inflows	$ 4,716,229	$ 2,844,129	$ 6,146,610
Future production costs	(1,881,211)	(1,034,109)	(1,928,321)
Future development costs	(288,955)	(253,474)	(642,373)
Future income taxes	(760,601)	(409,603)	(1,011,370)
Undiscounted future net cash flows	1,785,462	1,146,943	2,564,546
10% annual discount	(492,729)	(345,319)	(970,811)
Standardized measure of discounted future net cash flows	1,292,733	801,624	1,593,735	$ 1,783,842
Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Future cash inflows	4,381,191	2,561,947	4,323,914
Future production costs	(1,715,554)	(850,029)	(1,159,621)
Future development costs	(197,461)	(197,859)	(276,804)
Future income taxes	(754,205)	(409,276)	(858,700)
Undiscounted future net cash flows	1,713,971	1,104,783	2,028,789
10% annual discount	(496,150)	(345,550)	(715,217)
Standardized measure of discounted future net cash flows	1,217,821	759,233	1,313,572	1,379,063
Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Future cash inflows	136,152	130,200	294,202
Future production costs	(69,067)	(82,290)	(104,688)
Future development costs	(40,339)	(28,620)	(35,420)
Future income taxes	0	0	(5,594)
Undiscounted future net cash flows	26,746	19,290	148,500
10% annual discount	6,121	(2,258)	(44,277)
Standardized measure of discounted future net cash flows	32,867	17,032	104,223	89,830
Brazil [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Future cash inflows	89,208	68,857	86,191
Future production costs	(34,930)	(36,254)	(32,608)
Future development costs	(1,955)	(2,355)	(2,166)
Future income taxes	(3,449)	(327)	(1,409)
Undiscounted future net cash flows	48,874	29,921	50,008
10% annual discount	(7,171)	(4,543)	(6,626)
Standardized measure of discounted future net cash flows	41,703	25,378	43,382	41,549
Argentina [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Future cash inflows	109,678	83,125	187,064
Future production costs	(61,660)	(65,536)	(118,797)
Future development costs	(49,200)	(24,640)	(49,595)
Future income taxes	(2,947)	0	(2,251)
Undiscounted future net cash flows	(4,129)	(7,051)	16,421
10% annual discount	4,471	7,032	(5,080)
Standardized measure of discounted future net cash flows	342	(19)	11,341	34,867
Peru [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Future cash inflows	0	0	1,255,239
Future production costs	0	0	(512,607)
Future development costs	0	0	(278,388)
Future income taxes	0	0	(143,416)
Undiscounted future net cash flows	0	0	320,828
10% annual discount	0	0	(199,611)
Standardized measure of discounted future net cash flows	$ 0	$ 0	$ 121,217	$ 238,533